BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock National Municipal Fund

(the “Fund”)

Supplement dated September 16, 2025 (the “Supplement”) to the Fund’s

Summary Prospectuses and Prospectuses, each dated October 28, 2024, as supplemented to date

The following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock National Municipal Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock National Municipal Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Portfolio Managers	Portfolio Manager of the Fund Since	Title
Walter O’Conner, CFA[1]	1996	Managing Director of BlackRock, Inc.
Michael Kalinoski, CFA	2016	Director of BlackRock, Inc.
Kevin Maloney, CFA	2022	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2022	Director of BlackRock, Inc.
Sean Carney	2025	Managing Director of BlackRock, Inc.

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses for Investor A Shares, Investor C Shares, Institutional Shares and Class K Shares entitled “Details About the Funds — How Each Fund Invests — National Fund — About the Portfolio Management of the National Fund” and the section of the Prospectus for Service Shares “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” are deleted in their entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE NATIONAL FUND
The Fund is managed by a team of financial professionals. Walter O’Conner, CFA,[1] Michael Kalinoski, CFA, Kevin Maloney, CFA, Phillip Soccio, CFA, and Sean Carney are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses for Investor A Shares, Investor C Shares, Institutional Shares and Class K Shares entitled “Management of the Funds — Portfolio Manager Information — National Fund” and the section of the Prospectus for Service Shares “Management of the Fund — Portfolio Manager Information” are deleted in their entirety and replaced with the following:

National Fund

The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Michael Kalinoski, CFA, Kevin Maloney, CFA, and Phillip Soccio, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Conner, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1996	Managing Director of BlackRock, Inc. since 2006.
Michael Kalinoski, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2006.
Kevin Maloney, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Managing Director of BlackRock since 2025; Director of BlackRock from 2021 to 2024; Vice President of BlackRock, Inc. from 2018 to 2020.
Phillip Soccio, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2009.
Sean Carney	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2018.

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.